Remuneration of senior management and non-executive directors	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Remuneration of senior management and non-executive directors	Remuneration of senior management and non-executive directors
Remuneration of directors

			$ million
	2021	2020	2019
Total for all directors
Emoluments	9	6	9
Amounts received under incentive schemes[a]	4	14	20
Total	13	20	29
[a] Excludes amounts relating to past directors.
Emoluments
These amounts comprise fees paid to the non-executive chair and the non-executive directors and, for executive directors, salary and benefits earned during the relevant financial year, plus cash bonuses awarded for the year.
Further information
Full details of individual directors’ remuneration are given in the Directors’ remuneration report on page 116. See also Related-party transactions on page 361.
Remuneration of directors and senior management

			$ million
	2021	2020	2019
Total for all senior management and non-executive directors
Short-term employee benefits	30	17	30
Pensions and other post-retirement benefits	1	2	2
Share-based payments	32	52	32
Termination benefits	–	8	—
Total	63	79	64
Senior management comprises members of the leadership team, see pages 88-89 for further information.
Short-term employee benefits
These amounts comprise fees and benefits paid to the non-executive chair and non-executive directors, as well as salary, benefits and cash bonuses for senior management. Deferred annual bonus awards, to be settled in shares, are included in share-based payments.
Pensions and other post-retirement benefits
The amounts represent the estimated cost to the group of providing pensions and other post-retirement benefits to senior management in respect of the current year of service measured in accordance with IAS 19 ‘Employee Benefits’.
Share-based payments
This is the cost to the group of senior management’s participation in share-based payment plans, as measured by the fair value of options and shares granted, accounted for in accordance with IFRS 2 ‘Share-based Payments’.
Termination benefits
Termination benefits include compensation to senior management for loss of office.